Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2020 CAD ($)
Restructuring provision [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Recognised Restructuring charge	$ 339
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 1,100